19 SHAREHOLDERS' EQUITY (Details) - shares		Dec. 31, 2019	Dec. 31, 2018
Number of common shares outstanding		1,387,524,047	1,387,524,047
Percent of total shares		100.00%	100.00%
Outstanding Shares [Member]
Number of common shares outstanding		1,380,114,547	1,380,114,547
Percent of total shares		99.47%	99.47%
Percent of voting capital		100.00%	100.00%
Treasury Shares [Member]
Number of common shares outstanding		7,409,500	7,409,500
Percent of total shares		0.53%	0.53%
Other Shareholders [Member]
Number of common shares outstanding		380,192,687	358,246,471
Percent of total shares		27.40%	25.83%
Percent of voting capital		27.55%	25.95%
Vicunha Acos S.A. [Member]
Number of common shares outstanding	[1]	679,522,254	679,522,254
Percent of total shares	[1]	48.97%	48.97%
Percent of voting capital	[1]	49.24%	49.24%
Rio Iaco Participacoes S.A. [Member]
Number of common shares outstanding	[1]	58,193,503	58,193,503
Percent of total shares	[1]	4.19%	4.19%
Percent of voting capital	[1]	4.22%	4.22%
NYSE (ADRs) [Member]
Number of common shares outstanding		262,206,103	284,152,319
Percent of total shares		18.90%	20.48%
Percent of voting capital		19.00%	20.59%

[1]	Controlling group companies.